Segment Report - Schedule of Segment Report (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 4,195.2	$ 3,892.1	$ 2,967.1
Cost of sales	(2,374.9)	(2,150.4)	(2,033.5)
Cost of sales before gold inventory change and amortisation and depreciation	(1,784.5)	(1,554.6)	(1,466.5)
Gold inventory change	122.8	65.5	43.0
Amortisation and depreciation	(713.2)	(661.3)	(610.0)
Other costs	(83.1)	(5.5)	(69.7)
Investment income	8.3	8.7	7.3
Finance expense	(100.9)	(126.7)	(102.2)
Loss on financial instruments	(100.4)	(238.9)	(238.0)
Share-based payments	(12.7)	(14.5)	(20.5)
Long-term incentive plan	(28.5)	(51.3)	(9.1)
Exploration expense	(60.6)	(49.7)	(84.4)
Profit on disposal of Maverix Metals Incorporated		(2.0)	14.6
Restructuring costs	(1.3)	(2.0)	(0.6)
Ghana and Tarkwa expected credit loss	(41.1)	(29.0)
Silicosis settlement costs	0.7	(0.3)	1.6
Impairment and reversal of impairment of investments and assets, net	(42.4)	50.6	(9.8)
Profit/(loss) on disposal of assets	8.5	(0.2)	1.2
Royalties	(112.4)	(105.0)	(73.7)
Total mining and income taxation	(424.9)	(432.5)	(175.6)
Current taxation	(448.6)	(366.5)	(190.6)
Deferred taxation	23.7	(66.0)	15.0
Profit/(loss) for the year	829.5	745.4	174.7
– Owners of the parent	789.3	723.0	161.6
– Non-controlling interest holders	40.2	22.4	13.1
Total assets (excluding deferred taxation)	7,088.2	7,232.8	6,295.8
Total liabilities (excluding deferred taxation)	2,717.8	3,144.7	3,219.0
Net deferred taxation (assets)/liabilities	240.3	259.9	168.1
Capital expenditure	1,088.7	583.7	612.5
Investment in joint ventures	173.1	233.3
Total share of results of equity investees, net of taxation	(32.0)	(2.6)	3.1
Revenue from the sale of copper	232.3	144.1	165.1
Corporate and other
Disclosure of operating segments [line items]
Total share of results of equity investees, net of taxation	(32.0)	2.6	3.1
Corporate related costs	11.7	6.0	18.9
Gain loss on repurchase of notes			5.0
Repurchase of notes, value			1,000.0
Operating segments
Disclosure of operating segments [line items]
Revenue	4,367.3	4,080.3	3,120.4
Cost of sales	(2,507.5)	(2,267.4)	(2,166.9)
Cost of sales before gold inventory change and amortisation and depreciation	(1,899.4)	(1,661.7)	(1,555.2)
Gold inventory change	127.4	78.5	41.3
Amortisation and depreciation	(735.5)	(684.2)	(653.0)
Other costs	(86.8)	(67.2)	(77.7)
Investment income	8.3	8.7	7.3
Finance expense	(100.9)	(126.7)	(102.2)
Loss on financial instruments	(100.4)	(238.9)	(238.0)
Share-based payments	(12.7)	(14.5)	(20.5)
Long-term incentive plan	(28.5)	(51.3)	(9.1)
Exploration expense	(60.6)	(49.7)	(84.4)
Profit on disposal of Maverix Metals Incorporated		(2.0)	14.6
Restructuring costs	(1.3)		(0.6)
Ghana and Tarkwa expected credit loss	(41.1)	(29.0)
Silicosis settlement costs	0.7	(0.3)	1.6
Impairment and reversal of impairment of investments and assets, net	(42.4)	50.6	(9.8)
Profit/(loss) on disposal of assets	8.5	(0.2)	1.2
Royalties	(121.0)	(114.4)	(81.4)
Total mining and income taxation	(424.9)	(432.5)	(175.4)
Current taxation	(448.6)	(366.5)	(190.6)
Deferred taxation	23.7	(66.0)	15.2
Profit/(loss) for the year	856.5	804.9	179.1
– Owners of the parent	816.3	782.5	166.0
– Non-controlling interest holders	40.2	22.4	13.1
Total assets (excluding deferred taxation)	7,088.2	7,232.8	6,295.8
Total liabilities (excluding deferred taxation)	2,717.8	3,144.7	3,219.0
Net deferred taxation (assets)/liabilities	240.3	259.9	168.1
Capital expenditure	1,109.2	614.9	639.3
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Revenue	0.0	0.0	0.0
Cost of sales	(17.4)	(11.9)	(10.9)
Cost of sales before gold inventory change and amortisation and depreciation	0.0	0.1	0.1
Gold inventory change	0.0	0.0	0.0
Amortisation and depreciation	(17.4)	(12.0)	(11.0)
Other costs	(43.7)	(8.6)	(20.8)
Investment income	(1.1)	(3.8)	(4.8)
Finance expense	(51.2)	(73.5)	(50.7)
Loss on financial instruments	8.7	67.6	(51.3)
Share-based payments	(6.7)	(7.9)	(10.5)
Long-term incentive plan	(9.1)	(13.6)	(5.3)
Exploration expense	(0.9)	(1.3)	(50.0)
Profit on disposal of Maverix Metals Incorporated		0.0	14.6
Restructuring costs	0.0		0.0
Ghana and Tarkwa expected credit loss	0.0	0.0
Silicosis settlement costs	0.7	(0.3)	1.6
Impairment and reversal of impairment of investments and assets, net	(30.8)	62.3	(9.6)
Profit/(loss) on disposal of assets	0.0	0.0	0.0
Royalties	0.0	0.0	0.0
Total mining and income taxation	(9.8)	(28.0)	(4.0)
Current taxation	(28.0)	(11.3)	(6.1)
Deferred taxation	18.2	(16.7)	2.1
Profit/(loss) for the year	(161.3)	(19.0)	(201.7)
– Owners of the parent	0.0	(19.0)	(201.7)
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	291.6	113.7	32.8
Total liabilities (excluding deferred taxation)	(436.8)	(709.8)	(7.3)
Net deferred taxation (assets)/liabilities	(41.6)	(32.8)	(53.4)
Capital expenditure	0.8	1.0	$ 2.8
Asanko Gold
Disclosure of operating segments [line items]
Revenue	382.4	418.1
Amortisation and depreciation	(45.3)	(50.9)
Royalties	(19.1)	(20.9)
Profit/(loss) for the year	51.9	107.8
Investment in joint ventures	59.5	$ 88.9
Asanko Gold | Mining assets
Disclosure of operating segments [line items]
Asanko Gold - impairment	$ (52.8)
South Deep
Disclosure of operating segments [line items]
Applicable tax rate	29.00%	29.00%	29.00%
Asanko
Disclosure of operating segments [line items]
Investment in joint ventures	$ 59.5	$ 88.9	$ 89.9
South Africa
Disclosure of operating segments [line items]
Royalties	(2.6)	(2.0)	(1.6)
South Africa | Operating segments | South Deep
Disclosure of operating segments [line items]
Revenue	523.8	400.1	314.8
Cost of sales	(347.9)	(258.1)	(275.1)
Cost of sales before gold inventory change and amortisation and depreciation	(312.2)	(227.2)	(245.9)
Gold inventory change	7.3	(1.8)	3.7
Amortisation and depreciation	(43.0)	(29.1)	(32.9)
Other costs	(6.0)	(1.5)	(3.0)
Investment income	2.6	1.7	1.0
Finance expense	(1.9)	(2.0)	(6.6)
Loss on financial instruments	0.0	(84.7)	(25.8)
Share-based payments	(0.3)	0.6	0.8
Long-term incentive plan	(1.6)	(5.0)	(1.0)
Exploration expense	0.0	0.0	0.0
Profit on disposal of Maverix Metals Incorporated		0.0	0.0
Restructuring costs	0.0		(0.3)
Ghana and Tarkwa expected credit loss	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Profit/(loss) on disposal of assets	0.2	0.1	0.7
Royalties	(2.6)	(2.0)	(1.6)
Total mining and income taxation	(51.8)	(13.9)	3.4
Current taxation	0.0	0.0	0.0
Deferred taxation	(51.8)	(13.9)	3.4
Profit/(loss) for the year	114.5	35.3	7.2
– Owners of the parent	110.4	35.0	7.2
– Non-controlling interest holders	4.1	0.3	0.0
Total assets (excluding deferred taxation)	898.3	881.2	875.0
Total liabilities (excluding deferred taxation)	1,117.9	1,287.2	1,357.9
Net deferred taxation (assets)/liabilities	(114.2)	(176.0)	(201.0)
Capital expenditure	89.3	49.1	33.1
Ghana
Disclosure of operating segments [line items]
Exploration expense	(9.6)	0.0	0.0
Ghana | Operating segments
Disclosure of operating segments [line items]
Revenue	1,566.5	1,516.7	1,162.0
Cost of sales	(857.9)	(829.6)	(826.1)
Cost of sales before gold inventory change and amortisation and depreciation	(676.7)	(634.7)	(568.9)
Gold inventory change	106.0	71.8	21.5
Amortisation and depreciation	(287.2)	(266.7)	(278.7)
Other costs	(6.4)	(6.7)	(35.1)
Investment income	6.8	10.4	10.1
Finance expense	(23.5)	(26.4)	(27.2)
Loss on financial instruments	13.4	(93.9)	(35.1)
Share-based payments	(2.2)	(2.9)	(5.2)
Long-term incentive plan	(7.2)	(11.2)	(1.0)
Exploration expense	(9.6)	0.0	0.0
Profit on disposal of Maverix Metals Incorporated		(1.2)	0.0
Restructuring costs	(1.3)		(0.3)
Ghana and Tarkwa expected credit loss	(41.1)	(29.0)
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	(9.8)	0.0
Profit/(loss) on disposal of assets	0.0	0.0	0.3
Royalties	(64.4)	(62.5)	(43.8)
Total mining and income taxation	(187.6)	(175.7)	(67.3)
Current taxation	(191.4)	(129.6)	(72.5)
Deferred taxation	3.8	(46.1)	5.2
Profit/(loss) for the year	385.4	278.1	131.1
– Owners of the parent	349.6	256.3	118.4
– Non-controlling interest holders	35.8	21.8	12.7
Total assets (excluding deferred taxation)	2,159.0	2,569.1	2,214.3
Total liabilities (excluding deferred taxation)	496.4	735.3	638.5
Net deferred taxation (assets)/liabilities	283.8	287.7	241.5
Capital expenditure	252.9	198.3	228.6
Ghana | Operating segments | Tarkwa
Disclosure of operating segments [line items]
Revenue	936.9	927.7	720.4
Cost of sales	(482.4)	(465.1)	(497.2)
Cost of sales before gold inventory change and amortisation and depreciation	(339.7)	(294.5)	(329.8)
Gold inventory change	29.6	(2.4)	14.4
Amortisation and depreciation	(172.3)	(168.2)	(181.8)
Other costs	(0.7)	(1.7)	(12.8)
Investment income	6.0	9.6	10.1
Finance expense	(15.5)	(14.7)	(12.9)
Loss on financial instruments	11.6	(67.2)	(23.8)
Share-based payments	(2.1)	(2.9)	(3.4)
Long-term incentive plan	(5.5)	(8.1)	(0.7)
Exploration expense	(3.0)	0.0	0.0
Profit on disposal of Maverix Metals Incorporated		(1.2)	0.0
Restructuring costs	(1.3)		(0.3)
Ghana and Tarkwa expected credit loss	(23.4)	(29.0)
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Profit/(loss) on disposal of assets	0.0	0.0	0.2
Royalties	(37.5)	(37.1)	(25.8)
Total mining and income taxation	(123.3)	(136.8)	(52.4)
Current taxation	(110.3)	(129.6)	(72.5)
Deferred taxation	(13.0)	(7.2)	20.1
Profit/(loss) for the year	259.8	173.5	101.3
– Owners of the parent	233.8	156.2	91.2
– Non-controlling interest holders	26.0	17.3	10.1
Total assets (excluding deferred taxation)	1,786.3	2,035.1	1,773.8
Total liabilities (excluding deferred taxation)	359.1	359.7	276.9
Net deferred taxation (assets)/liabilities	261.8	248.9	241.6
Capital expenditure	209.0	147.2	125.5
Ghana | Operating segments | Damang
Disclosure of operating segments [line items]
Revenue	457.5	400.8	288.3
Cost of sales	(242.7)	(247.5)	(195.5)
Cost of sales before gold inventory change and amortisation and depreciation	(222.0)	(233.1)	(150.4)
Gold inventory change	71.9	61.2	8.8
Amortisation and depreciation	(92.6)	(75.6)	(53.9)
Other costs	(2.0)	(2.7)	(14.3)
Investment income	0.8	0.8	0.0
Finance expense	(8.0)	(11.7)	(14.3)
Loss on financial instruments	1.8	(26.7)	(11.3)
Share-based payments	(0.1)	0.0	(1.8)
Long-term incentive plan	(1.7)	(3.1)	(0.3)
Exploration expense	(6.6)	0.0	0.0
Profit on disposal of Maverix Metals Incorporated		0.0	0.0
Restructuring costs	0.0		0.0
Ghana and Tarkwa expected credit loss	(17.7)	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	(9.8)	0.0
Profit/(loss) on disposal of assets	0.0	0.0	0.1
Royalties	(18.3)	(16.0)	(10.3)
Total mining and income taxation	(64.3)	(38.9)	(15.1)
Current taxation	(81.1)	0.0	0.0
Deferred taxation	16.8	(38.9)	(15.1)
Profit/(loss) for the year	98.7	45.2	25.5
– Owners of the parent	88.9	40.7	22.9
– Non-controlling interest holders	9.8	4.5	2.6
Total assets (excluding deferred taxation)	372.7	534.0	440.5
Total liabilities (excluding deferred taxation)	137.3	375.6	361.6
Net deferred taxation (assets)/liabilities	22.0	38.8	(0.1)
Capital expenditure	23.4	19.9	76.3
Ghana | Operating segments | Asanko
Disclosure of operating segments [line items]
Revenue	172.1	188.2	153.3
Cost of sales	(132.7)	(117.0)	(133.4)
Cost of sales before gold inventory change and amortisation and depreciation	(115.0)	(107.1)	(88.7)
Gold inventory change	4.6	13.0	(1.7)
Amortisation and depreciation	(22.3)	(22.9)	(43.0)
Other costs	(3.7)	(2.3)	(8.0)
Investment income	0.0	0.0	0.0
Finance expense	0.0	0.0	0.0
Loss on financial instruments	0.0	0.0	0.0
Share-based payments	0.0	0.0	0.0
Long-term incentive plan	0.0	0.0	0.0
Exploration expense	0.0	0.0	0.0
Profit on disposal of Maverix Metals Incorporated		0.0	0.0
Restructuring costs	0.0		0.0
Ghana and Tarkwa expected credit loss	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Profit/(loss) on disposal of assets	0.0	0.0	0.0
Royalties	(8.6)	(9.4)	(7.7)
Total mining and income taxation	0.0	0.0	0.2
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.2
Profit/(loss) for the year	27.0	59.4	4.3
– Owners of the parent	27.0	59.4	4.3
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	0.0	0.0	0.0
Total liabilities (excluding deferred taxation)	0.0	0.0	0.0
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	20.5	31.2	26.8
Peru
Disclosure of operating segments [line items]
Exploration expense	(1.6)	(1.4)	(4.4)
Peru | Operating segments | Cerro Corona
Disclosure of operating segments [line items]
Revenue	434.8	368.8	399.0
Cost of sales	(263.9)	(232.0)	(255.0)
Cost of sales before gold inventory change and amortisation and depreciation	(190.0)	(158.3)	(168.4)
Gold inventory change	14.4	3.9	6.0
Amortisation and depreciation	(88.3)	(77.6)	(92.6)
Other costs	(10.5)	(4.8)	(4.7)
Investment income	0.0	0.0	0.0
Finance expense	(5.6)	(5.6)	(7.0)
Loss on financial instruments	(31.8)	(14.0)	0.0
Share-based payments	(1.5)	(1.5)	(1.1)
Long-term incentive plan	(1.0)	(5.3)	(0.4)
Exploration expense	(1.6)	(1.4)	(4.4)
Profit on disposal of Maverix Metals Incorporated		0.0	0.0
Restructuring costs	0.0		0.0
Ghana and Tarkwa expected credit loss	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	(1.6)	(1.9)	(0.2)
Profit/(loss) on disposal of assets	0.0	0.0	0.0
Royalties	(8.0)	(5.6)	(5.5)
Total mining and income taxation	(54.5)	(42.8)	(37.6)
Current taxation	(61.2)	(52.2)	(56.3)
Deferred taxation	6.7	9.4	18.7
Profit/(loss) for the year	54.8	53.9	83.1
– Owners of the parent	54.5	53.6	82.7
– Non-controlling interest holders	0.3	0.3	0.4
Total assets (excluding deferred taxation)	797.2	771.8	744.4
Total liabilities (excluding deferred taxation)	294.1	318.1	232.1
Net deferred taxation (assets)/liabilities	50.3	57.0	66.4
Capital expenditure	55.7	49.9	56.1
Australia
Disclosure of operating segments [line items]
Exploration expense	(21.3)	(16.9)	(30.0)
Australia | Operating segments
Disclosure of operating segments [line items]
Revenue	1,842.3	1,794.7	1,244.6
Cost of sales	(1,020.4)	(935.9)	(799.7)
Cost of sales before gold inventory change and amortisation and depreciation	(720.5)	(641.6)	(572.1)
Gold inventory change	(0.3)	4.5	10.2
Amortisation and depreciation	(299.6)	(298.8)	(237.8)
Other costs	(11.0)	(7.8)	(14.1)
Investment income	0.0	0.4	1.0
Finance expense	(18.7)	(19.2)	(10.7)
Loss on financial instruments	(30.7)	(205.1)	(125.8)
Share-based payments	(1.8)	(2.8)	(4.5)
Long-term incentive plan	(9.0)	(16.2)	(1.4)
Exploration expense	(21.3)	(16.9)	(30.0)
Profit on disposal of Maverix Metals Incorporated		(0.8)	0.0
Restructuring costs	0.0		0.0
Ghana and Tarkwa expected credit loss	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	(10.0)	0.0	0.0
Profit/(loss) on disposal of assets	8.3	(0.3)	0.2
Royalties	(46.0)	(44.3)	(30.5)
Total mining and income taxation	(206.0)	(164.7)	(69.9)
Current taxation	(166.1)	(166.0)	(55.7)
Deferred taxation	(39.9)	1.3	(14.2)
Profit/(loss) for the year	475.8	381.2	159.3
– Owners of the parent	475.8	381.2	159.3
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	2,352.6	2,608.2	2,429.3
Total liabilities (excluding deferred taxation)	583.8	1,151.2	997.8
Net deferred taxation (assets)/liabilities	148.7	124.1	114.7
Capital expenditure	335.6	219.8	318.7
Australia | Operating segments | St Ives
Disclosure of operating segments [line items]
Revenue	705.5	691.4	505.0
Cost of sales	(358.6)	(347.5)	(333.8)
Cost of sales before gold inventory change and amortisation and depreciation	(268.4)	(240.7)	(231.3)
Gold inventory change	(5.1)	6.6	2.5
Amortisation and depreciation	(85.1)	(113.4)	(105.0)
Other costs	(11.6)	(3.3)	(5.4)
Investment income	0.0	0.2	0.4
Finance expense	(1.0)	(1.7)	(2.7)
Loss on financial instruments	(11.0)	(80.1)	(49.3)
Share-based payments	(0.6)	(0.8)	(1.7)
Long-term incentive plan	(2.9)	(6.0)	(0.5)
Exploration expense	(9.7)	(7.5)	(10.0)
Profit on disposal of Maverix Metals Incorporated		(0.8)	0.0
Restructuring costs	0.0		0.0
Ghana and Tarkwa expected credit loss	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	(9.4)	0.0	0.0
Profit/(loss) on disposal of assets	7.4	0.0	(0.4)
Royalties	0.0	0.0	0.0
Total mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
– Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	849.3	802.5	792.7
Total liabilities (excluding deferred taxation)	160.9	171.9	160.1
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	103.3	73.5	98.3
Australia | Operating segments | Agnew/Lawlers
Disclosure of operating segments [line items]
Revenue	402.0	411.5	304.6
Cost of sales	(237.3)	(228.3)	(224.9)
Cost of sales before gold inventory change and amortisation and depreciation	(168.2)	(157.3)	(164.6)
Gold inventory change	(4.3)	(5.4)	2.6
Amortisation and depreciation	(64.8)	(65.6)	(62.9)
Other costs	0.7	(1.7)	(0.4)
Investment income	0.0	0.1	0.3
Finance expense	(5.2)	(5.1)	(2.1)
Loss on financial instruments	(7.4)	(48.0)	(28.7)
Share-based payments	(0.5)	(0.6)	(1.2)
Long-term incentive plan	(1.9)	(4.1)	(0.4)
Exploration expense	(4.5)	(2.0)	(2.8)
Profit on disposal of Maverix Metals Incorporated		0.0	0.0
Restructuring costs	0.0		0.0
Ghana and Tarkwa expected credit loss	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	(0.6)	0.0	0.0
Profit/(loss) on disposal of assets	1.5	0.2	0.3
Royalties	0.0	0.0	0.0
Total mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
– Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	815.7	755.4	567.0
Total liabilities (excluding deferred taxation)	162.4	173.4	114.9
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	88.2	51.9	76.1
Australia | Operating segments | Granny Smith
Disclosure of operating segments [line items]
Revenue	510.4	466.4	383.8
Cost of sales	(265.6)	(228.3)	(212.7)
Cost of sales before gold inventory change and amortisation and depreciation	(191.3)	(170.2)	(157.0)
Gold inventory change	(2.1)	3.1	(0.3)
Amortisation and depreciation	(72.2)	(61.2)	(55.4)
Other costs	0.2	(2.6)	(7.9)
Investment income	0.0	0.1	0.3
Finance expense	(2.1)	(2.4)	(2.7)
Loss on financial instruments	(8.0)	(51.6)	(39.3)
Share-based payments	(0.5)	(0.8)	(1.3)
Long-term incentive plan	(2.8)	(4.6)	(0.4)
Exploration expense	(5.6)	(6.2)	(17.0)
Profit on disposal of Maverix Metals Incorporated		0.0	0.0
Restructuring costs	0.0		0.0
Ghana and Tarkwa expected credit loss	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Profit/(loss) on disposal of assets	(0.2)	(0.5)	0.3
Royalties	0.0	0.0	0.0
Total mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
– Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	431.8	367.6	419.2
Total liabilities (excluding deferred taxation)	132.7	222.4	122.0
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	100.4	66.4	72.2
Australia | Operating segments | Gruyere
Disclosure of operating segments [line items]
Revenue	224.4	225.4	51.2
Cost of sales	(158.7)	(131.6)	(28.2)
Cost of sales before gold inventory change and amortisation and depreciation	(92.5)	(73.4)	(19.1)
Gold inventory change	11.3	0.3	5.4
Amortisation and depreciation	(77.5)	(58.5)	(14.5)
Other costs	(0.3)	(0.1)	(0.4)
Investment income	0.0	0.0	0.0
Finance expense	(10.4)	(10.0)	(3.2)
Loss on financial instruments	(4.3)	(25.4)	(8.5)
Share-based payments	(0.2)	(0.6)	(0.3)
Long-term incentive plan	(1.4)	(1.5)	(0.1)
Exploration expense	(1.5)	(1.2)	(0.2)
Profit on disposal of Maverix Metals Incorporated		0.0	0.0
Restructuring costs	0.0		0.0
Ghana and Tarkwa expected credit loss	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0	0.0
Profit/(loss) on disposal of assets	(0.4)	0.0	0.0
Royalties	0.0	0.0	0.0
Total mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
– Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	255.8	682.7	650.4
Total liabilities (excluding deferred taxation)	127.8	583.5	600.8
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	43.7	28.0	72.1
Chile
Disclosure of operating segments [line items]
Exploration expense	(27.2)	(30.1)	$ (49.1)
Chile | Operating segments | Salares Norte
Disclosure of operating segments [line items]
Revenue	0.0	0.0
Cost of sales	0.0	0.0
Cost of sales before gold inventory change and amortisation and depreciation	0.0	0.0
Gold inventory change	0.0	0.0
Amortisation and depreciation	0.0	0.0
Other costs	(9.1)	21.6
Investment income	0.0	0.0
Finance expense	0.0	0.0
Loss on financial instruments	(60.0)	91.2
Share-based payments	(0.2)	0.0
Long-term incentive plan	(0.6)	0.0
Exploration expense	(27.2)	(30.1)
Profit on disposal of Maverix Metals Incorporated		0.0
Restructuring costs	0.0
Ghana and Tarkwa expected credit loss	0.0	0.0
Silicosis settlement costs	0.0	0.0
Impairment and reversal of impairment of investments and assets, net	0.0	0.0
Profit/(loss) on disposal of assets	0.0	0.0
Royalties	0.0	0.0
Total mining and income taxation	84.8	(7.4)
Current taxation	(1.9)	(7.4)
Deferred taxation	86.7	0.0
Profit/(loss) for the year	(12.3)	75.3
– Owners of the parent	(12.3)	75.3
– Non-controlling interest holders	0.0	0.0
Total assets (excluding deferred taxation)	589.5	288.8
Total liabilities (excluding deferred taxation)	662.4	362.7
Net deferred taxation (assets)/liabilities	(86.7)	0.0
Capital expenditure	$ 374.9	$ 96.8